Leases	12 Months Ended
Dec. 31, 2021
Disclosure of leases [text block] [Abstract]
Leases
13.	Leases

The Group maintains lease contracts with third parties, mainly a contract for the lease of trucks for a term of 5 years. The annual incremental interest rate used for the initial recognition of the right-of-use asset and the lease liability ranges between 5.2 and 6.2 percent.

The Group also leases certain minor equipment for less than 12 months, the Group has decided to apply the recognition exemption for short term leases (less than 12 months) and for leases of low value assets. The expense for this type of lease amounted to S/1,419,000 for the twelve-month period ended December 31, 2021 (2020: S/1,869,000) and was recognized in the “Administrative Expenses” caption of the interim condensed consolidated statement of profit or loss.

The movement of the right of use assets recognized by the Group is shown below:

	Transportation units	Other	Total
	S/(000)	S/(000)	S/(000)
Cost -
Balance as of January 1, 2020	-	109	109
Additions	7,504	-	7,504
Sales and/or retirement	-	(71)	(71)

Balance as of December 31, 2020	7,504	38	7,542
Additions	217	-	217
Sales and/or retirement	-	(3)	(3)

Balance as of December 31, 2021	7,721	35	7,756
Accumulated depreciation -
Balance as of January 1, 2020	-	63	63
Additions	1,501	33	1,534
Sales and/or retirement	-	(61)	(61)

Balance as of December 31, 2020	1,501	35	1,536

Additions	1,552	-	1,552
Balance as of December 31, 2021	3,053	35	3,088
Net book value
As of December 31, 2020	6,003	3	6,006

As of December 31, 2021	4,668	-	4,668

The movement of the lease liabilities recognized by the Group is shown below:

	2021	2020
	S/(000)	S/(000)

Balance as of January 1	6,633	57
Additions	217	7,504
Financial interest expenses	383	409
Dues payments	(2,419)	(1,669)
Sales and disposals	-	(19)
Others	1,015	351

Balance as of December 31	5,829	6,633
Maturity
Current portion	1,856	1,531
Non-current portion	3,973	5,102

Balance as of December 31	5,829	6,633

The future cash disbursements in relation to lease liabilities have been disclosed in note 30.